Schedule of Investments(a)
May 31, 2020
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–94.68%
Advertising–1.23%
Affinion Group, Inc., 14.00% PIK Rate, 12.50% Cash Rate, 11/10/2022(b)(c)	$58,521	$34,527
MDC Partners, Inc., 6.50%, 05/01/2024(b)	284,000	222,408
National CineMedia LLC, 5.75%, 08/15/2026	200,000	125,712
		382,647
Aerospace & Defense–1.94%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	165,000	119,986
5.75%, 03/15/2022(b)	70,000	46,706
Howmet Aerospace, Inc., 5.90%, 02/01/2027	100,000	101,038
Signature Aviation US Holdings, Inc., 5.38%, 05/01/2026(b)	100,000	95,209
SSL Robotics LLC, 9.75%, 12/31/2023(b)	220,000	239,387
		602,326
Agricultural Products–0.69%
JBS Investments II GmbH, 7.00%, 01/15/2026(b)	200,000	213,045
Airlines–1.43%
Air Canada (Canada), 7.75%, 04/15/2021(b)	180,000	178,403
American Airlines Group, Inc., 5.00%, 06/01/2022(b)	307,000	178,540
United Airlines Holdings, Inc., 4.25%, 10/01/2022	107,000	86,035
		442,978
Alternative Carriers–0.33%
Level 3 Financing, Inc., 5.25%, 03/15/2026	98,000	101,657
Apparel Retail–2.32%
Gap, Inc. (The), 5.95%, 04/12/2021	308,000	320,012
L Brands, Inc., 6.88%, 11/01/2035	313,000	260,485
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	170,000	137,243
		717,740
Auto Parts & Equipment–0.54%
Tenneco, Inc., 5.00%, 07/15/2026	326,000	167,191
Automobile Manufacturers–3.80%
Ford Motor Co.,
7.13%, 11/15/2025	75,000	71,156
6.63%, 10/01/2028	400,000	380,000
Ford Motor Credit Co. LLC,
3.81%, 10/12/2021	200,000	195,500
4.13%, 08/04/2025	350,000	329,074
General Motors Financial Co., Inc., 4.35%, 04/09/2025	200,000	203,451
		1,179,181
Principal Amount		Value
Automotive Retail–0.42%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	$135,000	$129,445
Broadcasting–2.98%
AMC Networks, Inc., 4.75%, 08/01/2025	135,000	136,364
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	49,000	44,698
iHeartCommunications, Inc., 8.38%, 05/01/2027	64,671	60,617
TEGNA, Inc., 5.00%, 09/15/2029(b)	310,000	294,210
Univision Communications, Inc.,
5.13%, 05/15/2023(b)	200,000	195,000
5.13%, 02/15/2025(b)	200,000	191,827
		922,716
Cable & Satellite–3.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026(b)	175,000	182,874
CSC Holdings LLC,
10.88%, 10/15/2025(b)	200,000	217,009
6.50%, 02/01/2029(b)	287,000	317,510
DISH DBS Corp., 7.75%, 07/01/2026	220,000	228,759
Liberty Interactive LLC, 8.25%, 02/01/2030	195,000	180,899
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	70,000	73,850
		1,200,901
Casinos & Gaming–3.95%
Boyd Gaming Corp., 6.38%, 04/01/2026	160,000	159,523
International Game Technology PLC, 6.25%, 02/15/2022(b)	308,000	315,015
MGM Resorts International,
7.75%, 03/15/2022	190,000	198,184
6.00%, 03/15/2023	287,000	288,405
Penn National Gaming, Inc., 5.63%, 01/15/2027(b)	215,000	202,947
Scientific Games International, Inc., 8.25%, 03/15/2026(b)	65,000	59,810
		1,223,884
Coal & Consumable Fuels–0.71%
Murray Energy Corp., 12.00%, 04/15/2024(b)(d)	130,760	165
Peabody Energy Corp.,
6.00%, 03/31/2022(b)	173,000	118,181
6.38%, 03/31/2025(b)	188,000	102,107
		220,453
Communications Equipment–1.34%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	115,000	112,165
Telefonaktiebolaget LM Ericsson (Sweden), 4.13%, 05/15/2022	159,000	166,253
ViaSat, Inc., 5.63%, 04/15/2027(b)	136,000	137,725
		416,143

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Construction & Engineering–0.72%
MasTec, Inc., 4.88%, 03/15/2023	$107,000	$107,390
Tutor Perini Corp., 6.88%, 05/01/2025(b)	130,000	114,806
		222,196
Consumer Finance–3.30%
Navient Corp.,
7.25%, 01/25/2022	74,000	73,794
5.50%, 01/25/2023	267,000	255,152
6.75%, 06/25/2025	160,000	150,900
Springleaf Finance Corp.,
7.75%, 10/01/2021	279,000	286,610
5.63%, 03/15/2023	233,000	229,068
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/2023(b)	34,000	26,899
		1,022,423
Copper–0.72%
Freeport-McMoRan, Inc., 3.55%, 03/01/2022	222,000	224,714
Department Stores–0.35%
Nordstrom, Inc., 4.38%, 04/01/2030	151,000	109,587
Distributors–0.26%
Resideo Funding, Inc., 6.13%, 11/01/2026(b)	88,000	80,242
Diversified Banks–1.57%
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(e)	40,000	44,309
Banco Mercantil del Norte, S.A. (Mexico), 7.50%(b)(e)	160,000	153,450
Deutsche Bank AG (Germany), 4.30%, 05/24/2028	318,000	290,377
		488,136
Diversified Chemicals–0.98%
Chemours Co. (The), 6.63%, 05/15/2023	301,000	302,537
Diversified Metals & Mining–1.39%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.75%, 05/15/2022(b)	311,000	316,528
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	125,000	113,962
		430,490
Diversified REITs–0.44%
iStar, Inc., 5.25%, 09/15/2022	142,000	137,596
Diversified Support Services–0.59%
Algeco Global Finance PLC (United Kingdom), 8.00%, 02/15/2023(b)	200,000	182,623
Education Services–0.96%
Graham Holdings Co., 5.75%, 06/01/2026(b)	290,000	297,557
Electric Utilities–0.94%
Talen Energy Supply LLC,
6.50%, 06/01/2025	102,000	69,222
10.50%, 01/15/2026(b)	116,000	91,977
7.25%, 05/15/2027(b)	127,000	129,918
		291,117
Principal Amount		Value
Electrical Components & Equipment–0.15%
EnerSys, 4.38%, 12/15/2027(b)	$47,000	$46,207
Electronic Equipment & Instruments–0.15%
MTS Systems Corp., 5.75%, 08/15/2027(b)	50,000	45,178
Fertilizers & Agricultural Chemicals–0.66%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	200,000	205,000
Food Retail–0.39%
Ingles Markets, Inc., 5.75%, 06/15/2023	120,000	121,126
Health Care Facilities–2.37%
Community Health Systems, Inc., 8.00%, 03/15/2026(b)	254,000	248,721
HCA, Inc., 5.88%, 05/01/2023	288,000	313,869
Tenet Healthcare Corp., 8.13%, 04/01/2022	165,000	172,792
		735,382
Health Care Services–1.38%
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	58,000	25,727
MEDNAX, Inc.,
5.25%, 12/01/2023(b)	200,000	196,521
6.25%, 01/15/2027(b)	186,000	174,497
Omnicare, Inc., 4.75%, 12/01/2022	30,000	32,044
		428,789
Homebuilding–2.92%
Beazer Homes USA, Inc., 6.75%, 03/15/2025	70,000	70,955
Lennar Corp., 4.75%, 04/01/2021	152,000	154,352
PulteGroup, Inc., 7.88%, 06/15/2032	200,000	246,805
Taylor Morrison Communities, Inc.,
6.00%, 09/01/2023(b)	45,000	45,239
5.88%, 01/31/2025(b)	49,000	49,842
5.88%, 06/15/2027(b)	130,000	128,753
Toll Brothers Finance Corp., 5.88%, 02/15/2022	200,000	208,875
		904,821
Hotels, Resorts & Cruise Lines–2.98%
Marriott International, Inc.,
3.60%, 04/15/2024	304,000	299,267
Series EE, 5.75%, 05/01/2025	22,000	23,780
Sabre GLBL, Inc., 5.38%, 04/15/2023(b)	180,000	171,019
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	150,000	123,403
Wyndham Destinations, Inc., 4.25%, 03/01/2022	309,000	306,338
		923,807
Household Products–0.93%
Central Garden & Pet Co., 6.13%, 11/15/2023	210,000	215,491
Energizer Holdings, Inc., 5.50%, 06/15/2025(b)	70,000	71,830
		287,321
Independent Power Producers & Energy Traders–1.24%
AES Corp. (The), 4.50%, 03/15/2023	188,000	192,024
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
TerraForm Power Operating LLC, 4.25%, 01/31/2023(b)	$188,000	$191,876
		383,900
Industrial Conglomerates–1.03%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.25%, 02/01/2022	317,000	319,290
Industrial Machinery–0.36%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	131,000	110,217
Integrated Oil & Gas–3.17%
Cenovus Energy, Inc. (Canada), 3.00%, 08/15/2022	350,000	332,821
Occidental Petroleum Corp.,
3.13%, 02/15/2022	350,000	329,469
2.90%, 08/15/2024	400,000	320,000
		982,290
Integrated Telecommunication Services–2.62%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	75,000	79,298
Embarq Corp., 8.00%, 06/01/2036	272,000	290,858
HTA Group Ltd. (Congo, Democratic Republic of the), 9.13%, 03/08/2022(b)	120,000	121,140
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	305,000	320,386
		811,682
Interactive Media & Services–1.10%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	325,000	259,136
6.63%, 08/15/2027(b)	135,000	81,542
		340,678
Internet & Direct Marketing Retail–0.96%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	329,000	299,043
Investment Banking & Brokerage–0.30%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	115,000	92,300
Leisure Facilities–0.21%
Cinemark USA, Inc., 4.88%, 06/01/2023	75,000	66,516
Managed Health Care–0.94%
Centene Corp., 4.75%, 05/15/2022	288,000	292,255
Marine–0.06%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), 7.38%, 01/15/2022(b)	46,000	18,544
Metal & Glass Containers–3.42%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 02/15/2025(b)	265,000	273,533
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	306,000	316,898
OI European Group B.V., 4.00%, 03/15/2023(b)	240,000	237,875
Principal Amount		Value
Metal & Glass Containers–(continued)
Trivium Packaging Finance B.V. (Netherlands), 5.50%, 08/15/2026(b)	$220,000	$231,310
		1,059,616
Mortgage REITs–0.82%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	259,000	254,549
Movies & Entertainment–1.02%
Netflix, Inc., 5.50%, 02/15/2022	301,000	316,524
Multi-line Insurance–0.69%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/2024(b)	200,000	212,591
Office Services & Supplies–1.10%
ACCO Brands Corp., 5.25%, 12/15/2024(b)	80,000	80,691
Pitney Bowes, Inc.,
5.13%, 05/15/2022	219,000	178,160
5.70%, 04/01/2023	109,000	83,510
		342,361
Oil & Gas Drilling–0.12%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	70,000	29,632
Transocean, Inc., 7.50%, 04/15/2031	20,000	6,337
		35,969
Oil & Gas Equipment & Services–1.10%
Basic Energy Services, Inc., 10.75%, 10/15/2023(b)	25,000	10,504
Hilcorp Energy I L.P./Hilcorp Finance Co.,
5.75%, 10/01/2025(b)	37,000	33,435
6.25%, 11/01/2028(b)	325,000	279,032
SESI LLC, 7.75%, 09/15/2024	50,000	17,182
		340,153
Oil & Gas Exploration & Production–4.39%
Aker BP A.S.A. (Norway), 6.00%, 07/01/2022(b)	281,000	282,581
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	88,000	77,274
California Resources Corp., 8.00%, 12/15/2022(b)	32,000	640
Comstock Resources, Inc., 9.75%, 08/15/2026	15,000	13,994
Continental Resources, Inc., 5.00%, 09/15/2022	200,000	191,140
Denbury Resources, Inc., 9.25%, 03/31/2022(b)	60,000	24,211
Gulfport Energy Corp., 6.38%, 05/15/2025	135,000	67,992
HighPoint Operating Corp., 8.75%, 06/15/2025	16,000	4,000
Montage Resources Corp., 8.88%, 07/15/2023	215,000	185,570
Murphy Oil Corp.,
4.00%, 06/01/2022	141,000	136,152
6.88%, 08/15/2024	100,000	97,011
Oasis Petroleum, Inc., 6.88%, 03/15/2022	55,000	10,600
Southwestern Energy Co., 4.10%, 03/15/2022	290,000	270,719
		1,361,884
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Principal Amount		Value
Oil & Gas Refining & Marketing–2.37%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	$200,000	$184,987
EnLink Midstream Partners L.P., 4.15%, 06/01/2025	75,000	60,570
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	169,496
Sunoco L.P./Sunoco Finance Corp., 4.88%, 01/15/2023	314,000	319,757
		734,810
Oil & Gas Storage & Transportation–1.82%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/2022(b)	322,000	314,972
EQM Midstream Partners L.P., 4.75%, 07/15/2023	250,000	247,789
		562,761
Other Diversified Financial Services–0.99%
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	43,000	37,567
Operadora de Servicios Mega S.A. de C.V. Sofom ER (Mexico), 8.25%, 02/11/2025(b)	200,000	172,375
Washington Prime Group L.P., 6.45%, 08/15/2024	165,000	97,780
		307,722
Packaged Foods & Meats–1.72%
Pilgrim’s Pride Corp.,
5.75%, 03/15/2025(b)	160,000	164,017
5.88%, 09/30/2027(b)	140,000	145,924
Post Holdings, Inc.,
5.00%, 08/15/2026(b)	115,000	118,141
5.63%, 01/15/2028(b)	101,000	106,031
		534,113
Personal Products–0.86%
Avon International Operations, Inc. (United Kingdom), 7.88%, 08/15/2022(b)	199,000	198,878
Edgewell Personal Care Co., 4.70%, 05/24/2022	65,000	67,152
		266,030
Pharmaceuticals–2.10%
Bausch Health Americas, Inc., 8.50%, 01/31/2027(b)	115,000	125,944
Bausch Health Cos., Inc.,
6.50%, 03/15/2022(b)	309,000	314,829
5.88%, 05/15/2023(b)	6,000	6,001
9.00%, 12/15/2025(b)	60,000	65,813
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	138,000	137,181
		649,768
Precious Metals & Minerals–0.01%
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/01/2022(b)	142,000	1,597
Property & Casualty Insurance–0.16%
MBIA, Inc., 5.70%, 12/01/2034	73,000	50,187
Principal Amount		Value
Real Estate Services–0.09%
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/2027(b)	$31,000	$27,074
Security & Alarm Services–0.27%
ADT Security Corp. (The), 6.25%, 10/15/2021	80,000	82,912
Specialized Finance–0.94%
Alpha Holding S.A. de C.V. (Mexico), 9.00%, 02/10/2025(b)	355,000	292,209
Specialized REITs–1.40%
CoreCivic, Inc., 4.63%, 05/01/2023	192,000	186,840
GEO Group, Inc. (The), 5.13%, 04/01/2023	114,000	100,391
Iron Mountain, Inc., 4.88%, 09/15/2029(b)	147,000	147,795
		435,026
Specialty Chemicals–1.28%
PQ Corp., 6.75%, 11/15/2022(b)	80,000	81,849
WR Grace & Co.-Conn, 5.13%, 10/01/2021(b)	306,000	314,931
		396,780
Specialty Stores–0.36%
PetSmart, Inc., 5.88%, 06/01/2025(b)	111,000	111,347
Technology Distributors–0.95%
Ingram Micro, Inc., 5.45%, 12/15/2024	303,000	293,359
Technology Hardware, Storage & Peripherals–1.15%
Dell International LLC/EMC Corp., 5.88%, 06/15/2021(b)	84,000	84,157
Xerox Corp., 6.75%, 12/15/2039	266,000	272,795
		356,952
Tires & Rubber–0.54%
FXI Holdings, Inc., 7.88%, 11/01/2024(b)	204,000	168,685
Tobacco–0.77%
Vector Group Ltd., 6.13%, 02/01/2025(b)	243,000	238,289
Trading Companies & Distributors–0.41%
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	130,000	126,998
Trucking–0.15%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/2023	53,000	45,873
Wireless Telecommunication Services–1.99%
Sprint Capital Corp.,
6.88%, 11/15/2028	45,000	55,679
8.75%, 03/15/2032	57,000	82,070
Sprint Corp., 7.63%, 02/15/2025	145,000	169,559
United States Cellular Corp., 6.70%, 12/15/2033	288,000	311,040
		618,348
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,640,331)		29,348,358
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

	Principal Amount	Value

Asset-Backed Securities–0.73%
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 4.29% (3 mo. USD LIBOR + 3.25%), 07/23/2029 (Cost $244,425)(b)(f)	$250,000	$227,323
U.S. Treasury Securities–0.48%
U.S. Treasury Bills–0.48%
0.15% - 0.40%, 09/03/2020 (Cost $149,900)(g)(h)	150,000	149,942
Variable Rate Senior Loan Interests–0.05%(i)
Apparel, Accessories & Luxury Goods–0.03%
Claire’s Stores, Inc., Term Loan B, 8.42% (1 mo. USD LIBOR + 6.50%), 12/18/2026	12,581	9,766
Coal & Consumable Fuels–0.02%
Murray Energy Corp., Term Loan B-2, 0.00% (3 mo. USD LIBOR + 2.00%), 10/17/2022(d)(j)	138,002	4,025
Total Variable Rate Senior Loan Interests (Cost $143,039)		13,791
	Shares
Common Stocks & Other Equity Interests–0.02%
Advertising–0.00%
Affinion Group, Inc., Wts. expiring 04/10/2024(k)(l)	39	0
Shares		Value
Apparel, Accessories & Luxury Goods–0.02%
Claire’s Stores, Inc.(k)	20	$7,250
Diversified Support Services–0.00%
Quicksilver Resources, Inc.(k)(l)	155,000	0
Total Common Stocks & Other Equity Interests (Cost $138,389)		7,250
Preferred Stocks–0.00%
Apparel, Accessories & Luxury Goods–0.00%
Claire’s Stores, Inc., 0.00%, Series A, Pfd. (Cost $3,125)	5	875
Money Market Funds–1.75%
Invesco Government & Agency Portfolio,Institutional Class, 0.11% (Cost $540,904)(m)(n)	540,904	540,904
TOTAL INVESTMENTS IN SECURITIES–97.71% (Cost $31,860,113)		30,288,443
OTHER ASSETS LESS LIABILITIES—2.29%		711,010
NET ASSETS–100.00%		$30,999,453
Investment Abbreviations:
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $14,445,716, which represented 46.60% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $4,190, which represented less than 1% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	This variable rate interest will settle after May 31, 2020, at which time the interest rate will be determined.
(k)	Non-income producing security.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,423,448	$4,441,220	$(6,323,764)	$-	$-	$540,904	$1,065

(n)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Ultra Bonds	1	September-2020	$218,031	$459	$459
U.S. Treasury 5 Year Notes	31	September-2020	3,894,375	3,086	3,086
U.S. Treasury 10 Year Notes	10	September-2020	1,390,625	4,041	4,041
U.S. Treasury 10 Year Ultra Bonds	7	September-2020	1,101,297	5,399	5,399
Subtotal—Long Futures Contracts				12,985	12,985
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	September-2020	(2,208,437)	(957)	(957)
Total Futures Contracts				$12,028	$12,028

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 34, Version 1	Sell	5.00%	Quarterly	06/20/2025	5.487%	USD	1,078,000	$(43,591)	$(21,862)	$21,729
Total Centrally Cleared Credit Default Swap Agreements								$(43,591)	$(21,862)	$21,729

(a)	Implied credit spreads represent the current level, as of May 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Bond Factor Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$29,348,358	$—	$29,348,358
Asset-Backed Securities	—	227,323	—	227,323
U.S. Treasury Securities	—	149,942	—	149,942
Variable Rate Senior Loan Interests	—	13,791	—	13,791
Common Stocks & Other Equity Interests	—	7,250	0	7,250
Preferred Stocks	—	875	—	875
Money Market Funds	540,904	—	—	540,904
Total Investments in Securities	540,904	29,747,539	0	30,288,443
Other Investments - Assets*
Futures Contracts	12,985	—	—	12,985
Swap Agreements	—	21,729	—	21,729
	12,985	21,729	—	34,714
Other Investments - Liabilities*
Futures Contracts	(957)	—	—	(957)
Total Other Investments	12,028	21,729	—	33,757
Total Investments	$552,932	$29,769,268	$0	$30,322,200

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco High Yield Bond Factor Fund